Document and Entity Information	Sep. 19, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 19, 2022
Entity File Number	000-56181
Entity Registrant Name	SmartKem, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1083654
Entity Address, Address Line One	Manchester Technology Center, Hexagon Tower
Entity Address, Adress Line Two	Delaunays Road
Entity Address, Address Line Three	Blackley
Entity Address, City or Town	Manchester
Entity Address, Postal Zip Code	M9 8GQ
City Area Code	011-44-161
Local Phone Number	721-1514
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001817760
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Country	GB